Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
May 31, 2022
IGB-NPRT3-0722
1.804978.118
Nonconvertible Bonds - 37.6%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,527
3.8% 12/1/57	17,133	14,130
4.3% 2/15/30	34,036	34,317
4.75% 5/15/46	24,566	24,207
Verizon Communications, Inc.:
2.987% 10/30/56	869	645
4.329% 9/21/28	19,797	20,144
4.5% 8/10/33	3,429	3,472
4.862% 8/21/46	14,251	14,878
5.012% 4/15/49	82	88
		113,408
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,125
2.65% 1/13/31	10,500	9,502
4.7% 3/23/50	7,961	8,246
		23,873
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	21,232
3.7% 4/1/51	15,400	11,157
4.464% 7/23/22	1,890	1,890
4.908% 7/23/25	2,932	2,994
5.375% 5/1/47	22,326	20,489
5.75% 4/1/48	11,014	10,685
Comcast Corp.:
3.75% 4/1/40	622	569
4.65% 7/15/42	1,628	1,644
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,754
4.65% 5/15/50	10,998	9,257
Fox Corp.:
5.476% 1/25/39	1,366	1,396
5.576% 1/25/49	906	940
Magallanes, Inc.:
3.428% 3/15/24 (b)	4,934	4,904
3.638% 3/15/25 (b)	2,702	2,668
3.755% 3/15/27 (b)	5,285	5,130
4.054% 3/15/29 (b)	1,832	1,755
4.279% 3/15/32 (b)	2,434	2,275
5.05% 3/15/42 (b)	2,865	2,590
5.141% 3/15/52 (b)	2,262	2,024
Time Warner Cable LLC:
4.5% 9/15/42	544	454
5.5% 9/1/41	966	900
5.875% 11/15/40	7,077	7,041
6.55% 5/1/37	3,601	3,805
6.75% 6/15/39	6,233	6,642
7.3% 7/1/38	2,390	2,648
		128,843
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	5,750	5,591
3.8% 3/15/32 (b)	5,018	4,759
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,713
3.875% 4/15/30	20,000	19,233
4.5% 4/15/50	2,885	2,683
		38,979
TOTAL COMMUNICATION SERVICES		305,103
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.6%
General Motors Co. 5.4% 10/2/23	11,588	11,914
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,562
4% 1/15/25	15,000	15,040
4.25% 5/15/23	858	867
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (b)	5,817	5,824
3.35% 5/13/25 (b)	9,370	9,242
		48,449
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	9,055
2.6% 10/15/25	9,432	9,027
Lennar Corp.:
4.75% 11/29/27	15,563	15,649
5% 6/15/27	8,419	8,592
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,789
4.875% 11/15/25	32	32
4.875% 3/15/27	10,045	9,985
		55,129
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,568
2.7% 2/9/41	16,100	11,218
		13,786
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	4,130	4,110
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	887
AutoZone, Inc. 4% 4/15/30	21,631	21,027
Lowe's Companies, Inc.:
3.35% 4/1/27	817	801
3.75% 4/1/32	2,515	2,398
4.25% 4/1/52	10,263	9,337
4.45% 4/1/62	10,550	9,536
		43,986
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	17,022
TOTAL CONSUMER DISCRETIONARY		182,482
CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	4,219
4.9% 2/1/46	9,089	9,063
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	7,900
4.35% 6/1/40	3,930	3,711
4.5% 6/1/50	9,000	8,561
4.6% 6/1/60	7,261	6,749
4.75% 1/23/29	18,172	18,900
4.75% 4/15/58	3,562	3,394
5.45% 1/23/39	3,537	3,775
5.55% 1/23/49	8,082	8,759
5.8% 1/23/59 (Reg. S)	8,567	9,643
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,472
PepsiCo, Inc.:
2.625% 3/19/27	712	695
2.75% 3/19/30	6,600	6,215
		94,056
Food & Staples Retailing - 0.7%
Sysco Corp.:
3.3% 2/15/50	3,840	2,979
6.6% 4/1/50	42,857	52,306
		55,285
Food Products - 1.3%
General Mills, Inc. 2.875% 4/15/30	797	725
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	14,165	12,672
3.625% 1/15/32 (b)	1,330	1,127
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	4,810	4,965
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	14,250	11,703
5.5% 1/15/30 (b)	39,620	38,431
6.5% 4/15/29 (b)	1,260	1,276
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,833
3.875% 5/15/27	12,300	12,158
4.375% 6/1/46	10,122	8,888
5.2% 7/15/45	8,219	8,000
7.125% 8/1/39 (b)	5,618	6,576
		111,354
TOTAL CONSUMER STAPLES		260,695
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	552
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,966
5.6% 4/1/44	1,707	1,522
5.85% 5/21/43 (b)(c)	2,821	2,475
Enbridge, Inc.:
4% 10/1/23	2,296	2,321
4.25% 12/1/26	923	932
Energy Transfer LP:
3.75% 5/15/30	2,274	2,115
3.9% 5/15/24 (c)	549	549
4.2% 9/15/23	759	768
4.25% 3/15/23	830	835
4.5% 4/15/24	952	965
4.95% 6/15/28	2,591	2,628
5% 5/15/50	5,083	4,575
5.25% 4/15/29	1,549	1,585
5.4% 10/1/47	1,026	944
5.8% 6/15/38	1,445	1,425
6% 6/15/48	941	930
6.25% 4/15/49	1,064	1,086
Hess Corp.:
4.3% 4/1/27	834	832
5.6% 2/15/41	21,100	21,493
7.125% 3/15/33	839	970
7.3% 8/15/31	1,023	1,187
7.875% 10/1/29	2,921	3,454
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	14,001
MPLX LP:
4.8% 2/15/29	816	827
4.875% 12/1/24	1,247	1,276
5.5% 2/15/49	2,450	2,443
Occidental Petroleum Corp.:
5.55% 3/15/26	3,038	3,164
6.45% 9/15/36	2,750	3,076
6.6% 3/15/46	3,032	3,426
7.5% 5/1/31	3,937	4,720
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,900
8.125% 9/15/30	3,357	3,942
Petroleos Mexicanos:
5.95% 1/28/31	2,610	2,169
6.49% 1/23/27	1,757	1,678
6.5% 3/13/27	5,805	5,538
6.75% 9/21/47	14,189	10,169
6.84% 1/23/30	5,979	5,351
6.95% 1/28/60	4,247	3,047
7.69% 1/23/50	70,161	54,375
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,149
4.65% 10/15/25	26,960	27,292
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	9,254
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	9,261
3.7% 1/15/23	510	512
Western Gas Partners LP:
3.95% 6/1/25	764	749
4.65% 7/1/26	1,129	1,126
4.75% 8/15/28	781	773
5.75% 2/1/50	7,720	6,860
		234,187
FINANCIALS - 17.2%
Banks - 9.3%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	16,512
2.299% 7/21/32 (c)	25,000	21,014
2.884% 10/22/30 (c)	50,000	45,155
3.3% 1/11/23	1,679	1,690
3.419% 12/20/28 (c)	3,280	3,135
3.5% 4/19/26	3,838	3,809
3.95% 4/21/25	32,873	33,093
4% 1/22/25	16,960	17,038
4.1% 7/24/23	900	918
4.183% 11/25/27	4,363	4,332
4.2% 8/26/24	5,249	5,334
4.25% 10/22/26	23,937	24,204
4.45% 3/3/26	11,356	11,493
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.7927% 7/20/22 (b)(c)(d)	4,861	4,861
Barclays PLC:
2.852% 5/7/26 (c)	9,444	9,082
4.375% 1/12/26	2,821	2,830
4.836% 5/9/28	3,683	3,636
5.088% 6/20/30 (c)	11,424	11,250
5.2% 5/12/26	26,475	26,907
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,465
BPCE SA 4.875% 4/1/26 (b)	4,662	4,688
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	45,120
4.075% 4/23/29 (c)	16,389	16,087
4.125% 7/25/28	4,363	4,284
4.3% 11/20/26	1,115	1,119
4.4% 6/10/25	11,914	12,043
4.412% 3/31/31 (c)	21,454	21,198
4.45% 9/29/27	55,258	55,404
4.6% 3/9/26	5,613	5,691
5.3% 5/6/44	6,000	6,164
5.5% 9/13/25	4,886	5,111
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,788
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	2,044
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	2,035	2,045
HSBC Holdings PLC:
4.25% 3/14/24	905	916
4.95% 3/31/30	1,541	1,558
5.25% 3/14/44	656	646
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	831
5.71% 1/15/26 (b)	37,209	37,480
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,492
4.125% 12/15/26	9,713	9,767
4.493% 3/24/31 (c)	17,000	17,166
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	5,159
4.8% 4/5/26	12,145	12,298
5.125% 5/28/24	19,005	19,300
6% 12/19/23	24,003	24,774
6.1% 6/10/23	36,812	37,598
6.125% 12/15/22	13,833	14,051
NatWest Markets PLC 2.375% 5/21/23 (b)	10,214	10,124
Rabobank Nederland 4.375% 8/4/25	3,024	3,039
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	46,969
1.488% 12/14/26 (b)(c)	13,930	12,448
4.25% 4/14/25 (b)	4,491	4,486
Wells Fargo & Co.:
2.406% 10/30/25 (c)	4,928	4,778
3.196% 6/17/27 (c)	40,441	39,142
3.526% 3/24/28 (c)	11,202	10,891
4.3% 7/22/27	16,184	16,268
4.478% 4/4/31 (c)	15,500	15,650
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,909
		792,284
Capital Markets - 4.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	894
Ares Capital Corp.:
3.25% 7/15/25	42,008	39,971
3.875% 1/15/26	16,340	15,627
4.2% 6/10/24	7,281	7,308
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	9,092	8,697
3.75% 3/26/25	6,137	6,080
4.194% 4/1/31 (b)(c)	30,399	28,162
4.55% 4/17/26	1,859	1,857
Deutsche Bank AG 4.5% 4/1/25	8,603	8,538
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,658
3.729% 1/14/32 (c)	8,509	7,095
4.1% 1/13/26	5,262	5,214
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	10,305
3.272% 9/29/25 (c)	60,430	59,831
3.5% 4/1/25	12,527	12,510
4.25% 10/21/25	7,670	7,770
6.75% 10/1/37	24,081	28,155
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,299
Morgan Stanley:
3.125% 7/27/26	9,330	9,068
3.622% 4/1/31 (c)	35,865	34,162
3.625% 1/20/27	10,480	10,363
3.7% 10/23/24	3,002	3,046
3.875% 4/29/24	2,765	2,819
4.875% 11/1/22	6,287	6,359
5% 11/24/25	13,117	13,573
State Street Corp. 2.901% 3/30/26 (c)	691	678
UBS Group AG 1.494% 8/10/27 (b)(c)	7,599	6,776
		340,815
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	36,970
1.75% 1/30/26	10,220	9,126
2.45% 10/29/26	5,268	4,711
2.875% 8/14/24	5,100	4,937
3% 10/29/28	5,518	4,842
3.3% 1/30/32	5,903	4,981
4.125% 7/3/23	2,684	2,682
4.45% 4/3/26	2,472	2,419
4.875% 1/16/24	3,901	3,929
6.5% 7/15/25	4,349	4,539
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,049
3.05% 6/5/23	11,466	11,472
3.875% 5/21/24	7,111	7,148
4.625% 3/30/25	2,237	2,275
5.125% 9/30/24	2,258	2,329
5.8% 5/1/25	19,772	20,671
8% 11/1/31	3,172	3,725
Capital One Financial Corp.:
3.65% 5/11/27	15,715	15,300
3.8% 1/31/28	6,614	6,404
Discover Financial Services:
3.95% 11/6/24	1,184	1,185
4.1% 2/9/27	8,206	8,133
4.5% 1/30/26	3,562	3,589
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	11,994
4.063% 11/1/24	18,137	17,774
5.584% 3/18/24	4,908	4,966
Synchrony Financial:
2.85% 7/25/22	1,278	1,278
3.95% 12/1/27	5,215	4,973
4.25% 8/15/24	7,369	7,381
4.375% 3/19/24	5,520	5,564
5.15% 3/19/29	7,283	7,193
		225,539
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,393
4.125% 6/15/26	3,253	3,237
4.125% 5/15/29	12,222	11,753
Equitable Holdings, Inc. 3.9% 4/20/23	425	428
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	4,952
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,480
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	4,579
		35,822
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,671
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	8,098
Lincoln National Corp. 3.4% 1/15/31	9,415	8,750
MetLife, Inc. 4.55% 3/23/30	19,500	20,152
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,683
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,939
Prudential Financial, Inc. 3.935% 12/7/49	2,764	2,486
SunAmerica, Inc.:
3.85% 4/5/29 (b)	3,438	3,299
3.9% 4/5/32 (b)	4,093	3,889
4.35% 4/5/42 (b)	931	845
4.4% 4/5/52 (b)	2,754	2,465
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,800	1,764
Unum Group:
4% 6/15/29	3,614	3,499
5.75% 8/15/42	1,024	993
		71,533
TOTAL FINANCIALS		1,465,993
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	40,767
Health Care Providers & Services - 0.8%
Anthem, Inc. 3.3% 1/15/23	2,729	2,745
Centene Corp.:
2.45% 7/15/28	12,745	11,444
2.625% 8/1/31	5,945	5,083
3.375% 2/15/30	5,110	4,688
4.25% 12/15/27	5,450	5,423
4.625% 12/15/29	8,470	8,348
Cigna Corp. 4.375% 10/15/28	4,187	4,251
CVS Health Corp. 3.625% 4/1/27	1,944	1,936
Humana, Inc. 3.7% 3/23/29	3,206	3,132
Sabra Health Care LP 3.2% 12/1/31	12,177	10,037
Toledo Hospital 5.325% 11/15/28	1,513	1,505
Universal Health Services, Inc. 2.65% 10/15/30 (b)	10,442	8,832
		67,424
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	49,732	50,169
4.375% 12/15/28 (b)	58,400	58,360
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	2,148	2,191
6.4% 8/28/28 (c)	905	930
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,274
Viatris, Inc.:
1.65% 6/22/25	1,203	1,109
2.7% 6/22/30	6,115	5,113
3.85% 6/22/40	2,664	2,072
4% 6/22/50	4,600	3,433
Zoetis, Inc. 3.25% 2/1/23	764	766
		125,417
TOTAL HEALTH CARE		233,608
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,378
The Boeing Co.:
5.04% 5/1/27	4,840	4,863
5.15% 5/1/30	14,840	14,754
5.805% 5/1/50	4,840	4,762
5.93% 5/1/60	4,840	4,730
		31,487
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,590
2.25% 1/15/23	1,128	1,120
3% 9/15/23	368	365
3.375% 7/1/25	7,888	7,644
3.75% 6/1/26	15,000	14,476
4.25% 2/1/24	4,331	4,348
4.25% 9/15/24	1,473	1,474
		38,017
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,819
3.95% 7/1/24 (b)	5,580	5,455
4.375% 5/1/26 (b)	4,949	4,763
5.25% 5/15/24 (b)	3,116	3,128
		20,165
TOTAL INDUSTRIALS		89,669
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	907	925
5.85% 7/15/25	1,437	1,510
6.02% 6/15/26	1,159	1,224
6.1% 7/15/27	2,638	2,815
6.2% 7/15/30	2,284	2,449
		8,923
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,117
2.45% 2/15/31 (b)	20,716	17,171
2.6% 2/15/33 (b)	20,716	16,641
3.5% 2/15/41 (b)	16,728	13,236
3.75% 2/15/51 (b)	7,851	6,131
		55,296
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,145
2.8% 4/1/27	6,375	5,916
2.95% 4/1/30	6,400	5,584
3.6% 4/1/50	6,370	4,603
3.85% 4/1/60	6,400	4,592
		26,840
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	2,004	2,012
TOTAL INFORMATION TECHNOLOGY		93,071
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,475
4.9% 12/15/30	4,519	4,672
American Homes 4 Rent LP:
2.375% 7/15/31	977	808
3.375% 7/15/51	1,510	1,100
3.625% 4/15/32	3,763	3,433
4.3% 4/15/52	2,608	2,228
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,053
4.5% 12/1/28	2,824	2,840
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,156
2.75% 4/15/31	1,690	1,421
Duke Realty LP 3.25% 6/30/26	372	364
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,010
3.5% 8/1/26	1,176	1,153
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	6,263
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	5,385
Kimco Realty Corp.:
2.25% 12/1/31	9,524	7,945
3.375% 10/15/22	288	288
Kite Realty Group Trust:
4% 3/15/25	8,142	8,076
4.75% 9/15/30	13,258	12,951
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,175
4.4% 6/15/24	599	605
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,772
3.375% 2/1/31	4,780	3,993
3.625% 10/1/29	5,204	4,577
4.375% 8/1/23	635	637
4.5% 1/15/25	1,271	1,268
4.5% 4/1/27	452	441
4.75% 1/15/28	7,132	6,902
4.95% 4/1/24	557	564
5.25% 1/15/26	2,371	2,403
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,545
Realty Income Corp.:
2.2% 6/15/28	1,146	1,030
2.85% 12/15/32	1,410	1,259
3.25% 1/15/31	1,277	1,196
3.4% 1/15/28	1,957	1,892
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	402
5% 12/15/23	312	316
Simon Property Group LP:
2.45% 9/13/29	1,897	1,670
3.375% 12/1/27	3,864	3,752
SITE Centers Corp.:
3.625% 2/1/25	967	953
4.25% 2/1/26	1,683	1,668
Store Capital Corp.:
2.75% 11/18/30	2,849	2,423
4.625% 3/15/29	1,396	1,388
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,901
2.7% 7/15/31	5,600	4,734
Ventas Realty LP:
2.5% 9/1/31	16,206	13,784
3% 1/15/30	6,770	6,108
4% 3/1/28	1,358	1,336
4.125% 1/15/26	630	633
4.75% 11/15/30	10,898	11,059
VICI Properties LP:
4.375% 5/15/25	963	957
4.75% 2/15/28	7,611	7,529
4.95% 2/15/30	8,906	8,754
5.125% 5/15/32	998	990
Vornado Realty LP:
2.15% 6/1/26	2,457	2,241
3.4% 6/1/31	8,887	7,768
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,000
4% 2/1/25	2,162	2,174
4.6% 4/1/24	3,364	3,424
		195,844
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	4,961
3.95% 11/15/27	2,767	2,676
4.1% 10/1/24	2,463	2,483
4.55% 10/1/29	1,135	1,118
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,430
4.875% 3/1/26	4,953	5,060
Essex Portfolio LP 3.875% 5/1/24	1,215	1,224
Mid-America Apartments LP 4% 11/15/25	522	526
Post Apartment Homes LP 3.375% 12/1/22	158	158
Tanger Properties LP:
2.75% 9/1/31	5,725	4,655
3.125% 9/1/26	1,660	1,573
3.875% 7/15/27	6,943	6,730
		37,594
TOTAL REAL ESTATE		233,438
UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,665
DPL, Inc. 4.35% 4/15/29	2,835	2,594
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,578
2.775% 1/7/32 (b)	5,941	5,000
FirstEnergy Corp. 7.375% 11/15/31	3,623	4,279
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,239
		17,355
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	726	782
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
2.45% 1/15/31	3,092	2,574
3.3% 7/15/25 (b)	10,148	9,876
3.95% 7/15/30 (b)	8,852	8,212
		20,662
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	1,034
4.05% 4/15/25	13,567	13,872
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	1,501	1,353
NiSource, Inc.:
2.95% 9/1/29	19,262	17,419
3.49% 5/15/27	10,080	9,847
5.95% 6/15/41	1,097	1,154
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,768
4.224% 3/15/32	7,271	6,938
Sempra Energy 6% 10/15/39	1,733	1,926
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	1,164	916
		58,227
TOTAL UTILITIES		97,026
TOTAL NONCONVERTIBLE BONDS (Cost $3,432,861)		3,195,272

U.S. Treasury Obligations - 28.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2% 11/15/41	422	343
2.25% 2/15/52 (e)	58,500	48,930
2.375% 2/15/42	1,266	1,097
2.375% 5/15/51	738,529	634,013
2.875% 5/15/52	6,401	6,159
3.25% 5/15/42	6,331	6,310
U.S. Treasury Notes:
0.5% 5/31/27	446,600	398,015
0.875% 9/30/26	2,954	2,720
0.875% 11/15/30	290,970	248,200
1.125% 2/15/31	200,875	174,361
1.25% 12/31/26	120,000	111,858
1.25% 4/30/28	400,000	364,453
1.25% 8/15/31	109,300	95,138
1.5% 2/15/25	184,000	178,200
1.5% 1/31/27	41,000	38,617
2.875% 4/30/29	16,110	16,103
2.875% 5/15/32	27,222	27,256
3.125% 11/15/28	38,238	38,729
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,657,690)		2,390,502

U.S. Government Agency - Mortgage Securities - 15.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 5.0%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (c)(d)	22	22
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	5	5
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (c)(d)	40	41
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	4	4
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	13	14
12 month U.S. LIBOR + 1.550% 1.984% 2/1/44 (c)(d)	4	4
12 month U.S. LIBOR + 1.550% 2.172% 5/1/44 (c)(d)	6	6
12 month U.S. LIBOR + 1.560% 1.935% 2/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	41	42
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (c)(d)	0	0
12 month U.S. LIBOR + 1.570% 2.149% 4/1/44 (c)(d)	19	19
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (c)(d)	8	8
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(d)	6	6
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (c)(d)	12	12
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (c)(d)	52	53
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	5	5
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (c)(d)	21	21
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (c)(d)	9	9
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (c)(d)	89	92
12 month U.S. LIBOR + 1.680% 2.011% 7/1/43 (c)(d)	118	122
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (c)(d)	68	70
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (c)(d)	44	45
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (c)(d)	21	21
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	15	16
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (c)(d)	33	34
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (c)(d)	136	140
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	45	47
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (c)(d)	323	335
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(d)	212	219
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	9	9
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(d)	57	60
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	24	25
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	116	120
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (c)(d)	15	15
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	22	22
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(d)	71	73
12 month U.S. LIBOR + 1.890% 2.535% 8/1/35 (c)(d)	77	80
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 1.470% 2.111% 10/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (c)(d)	18	18
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (c)(d)	4	4
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (c)(d)	8	9
6 month U.S. LIBOR + 1.550% 1.948% 9/1/33 (c)(d)	109	112
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	4	4
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (c)(d)	1	1
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.294% 7/1/36 (c)(d)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (c)(d)	9	10
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (c)(d)	16	16
1.5% 11/1/40 to 10/1/51	15,188	13,185
2% 12/1/36 to 3/1/52	98,082	87,564
2.5% 5/1/31 to 3/1/52	124,150	116,182
3% 12/1/28 to 2/1/52	105,830	102,614
3.25% 12/1/41	13	13
3.4% 7/1/42 to 9/1/42	126	125
3.5% 5/1/36 to 3/1/52	50,561	50,329
3.65% 5/1/42 to 8/1/42	80	81
3.9% 4/1/42	15	15
4% 3/1/36 to 4/1/49	29,696	30,240
4.025% 5/1/42	18	19
4.25% 11/1/41	24	25
4.5% to 4.5% 6/1/24 to 2/1/49	13,831	14,379
5% 11/1/22 to 2/1/49	4,511	4,765
5.237% 8/1/41 (c)	250	262
5.5% 12/1/23 to 8/1/25	14	14
6% to 6% 9/1/29 to 1/1/42	2,636	2,888
6.5% 8/1/22 to 4/1/37	1,975	2,169
6.637% 2/1/39 (c)	159	169
7% to 7% 4/1/23 to 7/1/37	130	142
7.5% to 7.5% 6/1/25 to 11/1/31	75	82
8% 3/1/37	5	5
TOTAL FANNIE MAE		427,319
Freddie Mac - 3.3%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	36	36
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (c)(d)	23	23
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(d)	12	12
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (c)(d)	39	40
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (c)(d)	76	77
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(d)	143	147
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(d)	37	39
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	453	468
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	8	8
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(d)	34	36
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (c)(d)	257	266
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	9	9
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (c)(d)	189	196
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	23	24
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (c)(d)	89	92
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (c)(d)	70	73
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (c)(d)	68	71
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (c)(d)	7	7
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (c)(d)	0	0
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(d)	75	78
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	16	16
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (c)(d)	10	10
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(d)	1	1
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (c)(d)	13	14
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (c)(d)	18	19
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (c)(d)	179	184
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (c)(d)	69	71
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (c)(d)	26	27
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (c)(d)	31	32
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (c)(d)	18	18
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (c)(d)	118	122
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (c)(d)	32	33
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (c)(d)	32	33
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (c)(d)	59	62
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (c)(d)	88	91
1.5% 12/1/40 to 12/1/50	1,519	1,329
2% 4/1/41 to 2/1/52	99,841	89,142
2.5% 5/1/30 to 1/1/52	62,515	58,353
3% 6/1/31 to 3/1/52	41,055	39,588
3.5% 3/1/32 to 3/1/52 (f)(g)	47,117	47,063
3.5% 8/1/47	2,470	2,458
4% 1/1/36 to 2/1/50	27,697	28,298
4% 4/1/48	8	8
4.5% 6/1/25 to 10/1/48	8,435	8,793
5% 8/1/33 to 7/1/41	2,504	2,661
6% 1/1/23 to 12/1/37	308	330
6.5% 5/1/26 to 9/1/39	377	418
7% 3/1/26 to 9/1/36	118	130
7.5% 6/1/26 to 11/1/31	2	2
8% 7/1/24 to 4/1/32	3	4
8.5% 12/1/22 to 9/1/29	3	3
TOTAL FREDDIE MAC		281,037
Ginnie Mae - 3.4%
3.5% 9/20/40 to 5/20/50	13,483	13,516
4% 7/15/39 to 6/20/49	30,633	31,231
4.5% 6/20/33 to 8/15/41	6,389	6,668
5% 12/15/32 to 4/20/48	3,981	4,216
5.5% 6/15/33 to 9/15/39	258	276
6% to 6% 10/15/30 to 5/15/40	1,913	2,080
7% to 7% 11/15/22 to 3/15/33	233	253
7.5% to 7.5% 10/15/22 to 9/15/31	69	74
8% 6/15/22 to 11/15/29	15	15
8.5% 11/15/27 to 1/15/31	2	3
9% 1/15/23	0	0
2% 6/1/52 (f)	7,950	7,231
2% 6/1/52 (f)	7,900	7,186
2% 6/1/52 (f)	15,700	14,281
2% 6/1/52 (f)	3,150	2,865
2% 6/1/52 (f)	11,200	10,188
2% 6/1/52 (f)	11,350	10,324
2% 7/1/52 (f)	5,850	5,313
2% 7/1/52 (f)	5,850	5,313
2% 7/1/52 (f)	38,150	34,651
2% 7/1/52 (f)	4,100	3,724
2% 7/1/52 (f)	4,100	3,724
2% 7/1/52 (f)	4,100	3,724
2% 7/1/52 (f)	11,400	10,354
2.5% 7/20/51 to 12/20/51	2,562	2,414
2.5% 6/1/52 (f)	2,150	2,015
2.5% 6/1/52 (f)	3,650	3,421
2.5% 6/1/52 (f)	3,650	3,421
2.5% 6/1/52 (f)	3,600	3,374
2.5% 6/1/52 (f)	1,500	1,406
2.5% 6/1/52 (f)	14,050	13,170
2.5% 7/1/52 (f)	3,800	3,556
2.5% 7/1/52 (f)	24,050	22,509
2.5% 7/1/52 (f)	3,650	3,416
2.5% 7/1/52 (f)	1,825	1,708
2.5% 7/1/52 (f)	3,750	3,510
3% 5/15/42 to 10/20/51	24,172	23,426
3% 6/1/52 (f)	7,200	6,946
3% 6/1/52 (f)	5,500	5,306
3% 6/1/52 (f)	4,525	4,365
3% 6/1/52 (f)	4,525	4,365
5.47% 8/20/59 (c)(h)	1	1
6.5% 3/20/31 to 6/15/37	75	82
TOTAL GINNIE MAE		285,621
Uniform Mortgage Backed Securities - 3.7%
1.5% 6/1/37 (f)	5,200	4,801
1.5% 6/1/37 (f)	11,900	10,988
1.5% 6/1/52 (f)	16,900	14,337
1.5% 6/1/52 (f)	8,450	7,169
1.5% 6/1/52 (f)	8,600	7,296
1.5% 7/1/52 (f)	5,350	4,560
2% 6/1/37 (f)	9,950	9,407
2% 6/1/37 (f)	10,000	9,454
2% 6/1/37 (f)	9,950	9,407
2% 6/1/37 (f)	4,300	4,065
2% 6/1/37 (f)	5,000	4,727
2% 6/1/37 (f)	4,800	4,538
2% 6/1/52 (f)	4,650	4,126
2% 6/1/52 (f)	8,100	7,187
2% 6/1/52 (f)	4,900	4,348
2% 7/1/52 (f)	3,900	3,455
2% 7/1/52 (f)	2,450	2,171
2% 7/1/52 (f)	6,900	6,113
2% 7/1/52 (f)	23,400	20,731
2% 7/1/52 (f)	12,350	10,941
2% 7/1/52 (f)	3,300	2,924
2.5% 6/1/37 (f)	10,400	10,069
2.5% 6/1/37 (f)	8,100	7,842
2.5% 6/1/52 (f)	19,150	17,622
2.5% 6/1/52 (f)	19,500	17,945
2.5% 6/1/52 (f)	11,150	10,261
2.5% 6/1/52 (f)	5,900	5,429
2.5% 7/1/52 (f)	20,750	19,062
2.5% 7/1/52 (f)	7,550	6,936
2.5% 7/1/52 (f)	9,700	8,911
3.5% 6/1/52 (f)	1,600	1,569
3.5% 6/1/52 (f)	950	931
3.5% 6/1/52 (f)	150	147
3.5% 6/1/52 (f)	3,800	3,725
4% 6/1/52 (f)	3,400	3,401
4% 6/1/52 (f)	4,650	4,652
4% 6/1/52 (f)	13,400	13,405
4% 7/1/52 (f)	4,600	4,590
4.5% 6/1/52 (f)	8,950	9,107
4.5% 6/1/52 (f)	10,050	10,227
4.5% 7/1/52 (f)	7,850	7,963
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		316,539
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,309,548)		1,310,516

Asset-Backed Securities - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,688	5,306
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,408	1,479
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	4,595	3,536
Class B, 4.458% 10/16/39 (b)	886	572
Series 2021-1A Class A, 2.95% 11/16/41 (b)	8,261	6,988
Series 2021-2A Class A, 2.798% 1/15/47 (b)	14,795	12,814
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	2,225	2,176
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(d)	5,465	5,287
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (b)(c)(d)	14,203	13,680
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (b)(c)(d)(f)	6,465	6,382
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(d)	6,507	6,293
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,936	1,635
Class B, 4.335% 1/16/40 (b)	309	141
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (b)(c)(d)	4,806	4,729
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (b)(c)(d)	4,698	4,546
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (b)(c)(d)	8,184	7,982
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(d)	10,462	10,144
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (b)(c)(d)	9,992	9,662
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (b)(c)(d)	16,288	15,999
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (b)(c)(d)	5,474	5,319
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (b)(c)(d)	10,335	10,024
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (b)(c)(d)	9,800	9,650
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (b)(c)(d)	8,274	8,021
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,483	3,117
Class AA, 2.487% 12/16/41 (b)(c)	415	391
Series 2021-1A Class A, 2.443% 7/15/46 (b)	10,910	9,457
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(d)	6,500	6,412
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	4,208	3,641
Class B, 5.095% 4/15/39 (b)	1,844	1,489
Series 2021-1R Class A, 2.741% 8/15/41 (b)	18,422	16,399
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,048	1,844
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,692	2,418
Class B, 6.656% 1/15/46 (b)	1,414	1,177
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	6,612	6,446
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	5,100	4,934
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (b)(c)(d)	8,665	8,374
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (b)(c)(d)	8,292	8,000
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (b)(c)(d)	9,800	9,500
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (b)(c)(d)	12,900	12,601
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,326	3,258
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	597	588
Class A2II, 4.021% 5/20/49 (b)	803	787
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	5,507	5,364
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (b)(c)(d)	7,090	6,981
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 2.2327% 1/16/32 (b)(c)(d)	1,808	1,788
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (b)(c)(d)	4,300	4,202
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (b)(c)(d)	7,281	7,057
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(d)	4,292	4,157
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	3,720	3,643
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(d)	9,611	9,335
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (b)(c)(d)	2,050	2,004
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (b)(c)(d)	5,916	5,729
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (b)(c)(d)	8,250	8,041
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(d)	9,100	8,894
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	6,400	5,891
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,989
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,464
Series 2019-4 Class A, 2.44% 9/15/26	1,010	983
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,637
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (b)	4,912	4,788
Series 2020-2 Class C, 1.31% 10/15/25 (b)	6,000	5,783
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,775	1,567
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,559	2,277
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (b)(c)(d)	5,835	5,632
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (b)(c)(d)	4,700	4,615
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (b)(c)(d)	4,719	4,672
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (b)(c)(d)	10,220	9,985
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(d)	9,350	9,025
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(d)	5,879	5,703
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (b)(c)(d)	2,629	2,568
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (b)(c)(d)	1,967	1,906
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.8443% 1/18/28 (b)(c)(d)	6,124	6,058
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (b)(c)(d)	8,363	8,120
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(d)	6,892	6,676
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (b)(c)(d)	8,900	8,715
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	31,923	27,642
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (b)(c)(d)	6,552	6,456
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (b)(c)(d)	3,230	3,139
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,115	3,054
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	6,050	5,442
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,479	5,939
Class A2II, 4.008% 12/5/51 (b)	5,790	4,992
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	8,968	7,756
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (b)(c)(d)	11,224	10,980
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(d)	10,760	10,446
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	14,098	12,268
Class B, 4.335% 3/15/40 (b)	522	351
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,149
1.884% 7/15/50 (b)	3,008	2,807
2.328% 7/15/52 (b)	2,300	2,072
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	5,480	5,320
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	1,079	1,059
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (b)(c)(d)	10,365	10,023
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(d)	9,694	9,472
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	4	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	11,015	9,623
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	6,743	5,788
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	491	360
Upstart Securitization Trust 3.12% 3/20/32 (b)	2,778	2,739
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (b)(c)(d)	5,397	5,307
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (b)(c)(d)	5,438	5,295
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	11,071	10,705
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (b)(c)(d)	5,466	5,302
TOTAL ASSET-BACKED SECURITIES (Cost $645,598)		608,937

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.3%
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	7,459	7,437
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	5,465	5,392
CIM Trust sequential payer Series 2022-R2 Class A1, 0% 12/25/61 (b)(c)	6,400	6,254
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	343	0
Class AA1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (b)(c)(d)	399	381
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	3,638	3,552
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	3,093	3,076
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		26,093
U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.39% 4/25/24 (c)(d)	33	33
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.9857% 8/25/31 (c)(d)	21	22
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (c)(d)	4	4
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (c)(d)	9	9
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (c)(d)	6	6
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (c)(d)	2	2
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.4557% 11/25/32 (c)(d)	152	152
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.0057% 11/25/32 (c)(d)	9	9
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (c)(j)	83	16
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (c)(j)	58	8
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.9357% 6/25/36 (c)(d)	1,699	1,730
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	0	0
Series 1993-207 Class H, 6.5% 11/25/23	8	8
Series 1996-28 Class PK, 6.5% 7/25/25	3	3
Series 1999-17 Class PG, 6% 4/25/29	26	27
Series 1999-32 Class PL, 6% 7/25/29	29	30
Series 1999-33 Class PK, 6% 7/25/29	22	23
Series 2001-52 Class YZ, 6.5% 10/25/31	4	4
Series 2003-28 Class KG, 5.5% 4/25/23	8	8
Series 2003-70 Class BJ, 5% 7/25/33	137	138
Series 2005-102 Class CO 11/25/35 (k)	20	17
Series 2005-64 Class PX, 5.5% 6/25/35	195	199
Series 2005-68 Class CZ, 5.5% 8/25/35	1,901	2,012
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.9352% 8/25/35 (c)(j)	4	5
Series 2005-81 Class PC, 5.5% 9/25/35	48	51
Series 2006-12 Class BO 10/25/35 (k)	69	61
Series 2006-15 Class OP 3/25/36 (k)	81	69
Series 2006-37 Class OW 5/25/36 (k)	10	8
Series 2006-45 Class OP 6/25/36 (k)	25	21
Series 2006-62 Class KP 4/25/36 (k)	41	35
Series 2010-118 Class PB, 4.5% 10/25/40	1,381	1,422
Series 2012-149:
Class DA, 1.75% 1/25/43	474	450
Class GA, 1.75% 6/25/42	515	487
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5	6
Series 1999-25 Class Z, 6% 6/25/29	25	26
Series 2001-20 Class Z, 6% 5/25/31	30	31
Series 2001-31 Class ZC, 6.5% 7/25/31	15	16
Series 2002-16 Class ZD, 6.5% 4/25/32	10	11
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (c)(j)	32	2
Series 2003-117 Class MD, 5% 12/25/23	76	76
Series 2004-52 Class KZ, 5.5% 7/25/34	664	679
Series 2004-91 Class Z, 5% 12/25/34	1,450	1,460
Series 2005-117 Class JN, 4.5% 1/25/36	169	175
Series 2005-14 Class ZB, 5% 3/25/35	453	456
Series 2006-72 Class CY, 6% 8/25/26	247	257
Series 2009-59 Class HB, 5% 8/25/39	798	835
Series 2012-67 Class AI, 4.5% 7/25/27	44	2
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (c)(j)	40	7
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (c)(j)	20	3
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (c)(j)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (c)(j)	5	1
Series 2005-72 Class ZC, 5.5% 8/25/35	322	337
Series 2005-79 Class ZC, 5.9% 9/25/35	181	192
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.5857% 6/25/37 (c)(j)	21	34
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (c)(j)	28	45
Class SB, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (c)(j)	12	16
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (c)(j)	136	19
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (c)(j)	139	17
Class ZA, 4.5% 12/25/40	56	60
Series 2010-139 Class NI, 4.5% 2/25/40	445	16
Series 2010-150 Class ZC, 4.75% 1/25/41	570	603
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.9257% 3/25/36 (c)(d)	1,166	1,193
Series 2010-95 Class ZC, 5% 9/25/40	1,322	1,399
Series 2011-39 Class ZA, 6% 11/25/32	99	106
Series 2011-4 Class PZ, 5% 2/25/41	178	184
Series 2011-67 Class AI, 4% 7/25/26	125	4
Series 2011-83 Class DI, 6% 9/25/26	1	0
Series 2012-100 Class WI, 3% 9/25/27	321	19
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (c)(j)	53	1
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (c)(j)	42	1
Series 2013-133 Class IB, 3% 4/25/32	124	5
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (c)(j)	89	15
Series 2013-51 Class GI, 3% 10/25/32	126	9
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (c)(j)	115	14
Series 2015-42 Class IL, 6% 6/25/45	587	110
Series 2015-70 Class JC, 3% 10/25/45	641	633
Series 2017-30 Class AI, 5.5% 5/25/47	320	62
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.1943% 10/25/47 (c)(j)	2,564	396
Series 2018-45 Class GI, 4% 6/25/48	3,490	686
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33	21	4
Series 343 Class 16, 5.5% 5/25/34	19	3
Series 348 Class 14, 6.5% 8/25/34 (c)	13	3
Series 351:
Class 12, 5.5% 4/25/34 (c)	11	2
Class 13, 6% 3/25/34	12	2
Series 359 Class 19, 6% 7/25/35 (c)	9	2
Series 384 Class 6, 5% 7/25/37	82	15
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (c)(d)	2	2
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(d)	3	3
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (c)(d)	2	3
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (c)(d)	5	5
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.2747% 11/15/32 (c)(d)	35	35
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.7747% 2/15/33 (c)(d)	476	485
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.2747% 3/15/34 (c)(d)	666	670
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (c)(d)	103	102
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	33	35
Series 2101 Class PD, 6% 11/15/28	15	16
Series 2121 Class MG, 6% 2/15/29	13	14
Series 2131 Class BG, 6% 3/15/29	94	99
Series 2137 Class PG, 6% 3/15/29	14	15
Series 2154 Class PT, 6% 5/15/29	25	26
Series 2162 Class PH, 6% 6/15/29	5	5
Series 2520 Class BE, 6% 11/15/32	40	43
Series 2693 Class MD, 5.5% 10/15/33	91	94
Series 2802 Class OB, 6% 5/15/34	98	103
Series 2996 Class MK, 5.5% 6/15/35	29	30
Series 3002 Class NE, 5% 7/15/35	100	105
Series 3110 Class OP 9/15/35 (k)	32	30
Series 3119 Class PO 2/15/36 (k)	96	81
Series 3121 Class KO 3/15/36 (k)	19	17
Series 3123 Class LO 3/15/36 (k)	54	46
Series 3145 Class GO 4/15/36 (k)	65	55
Series 3189 Class PD, 6% 7/15/36	84	91
Series 3225 Class EO 10/15/36 (k)	34	28
Series 3258 Class PM, 5.5% 12/15/36	37	39
Series 3415 Class PC, 5% 12/15/37	290	301
Series 3806 Class UP, 4.5% 2/15/41	178	181
Series 3832 Class PE, 5% 3/15/41	367	384
Series 3857 Class ZP, 5% 5/15/41	2,068	2,153
Series 4135 Class AB, 1.75% 6/15/42	387	368
Series 4765 Class PE, 3% 12/15/41	27	27
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	51	53
Series 2004-2862 Class NE, 5% 9/15/24	149	151
Series 2135 Class JE, 6% 3/15/29	6	7
Series 2145 Class MZ, 6.5% 4/15/29	93	98
Series 2274 Class ZM, 6.5% 1/15/31	9	9
Series 2281 Class ZB, 6% 3/15/30	18	19
Series 2303 Class ZV, 6% 4/15/31	54	57
Series 2357 Class ZB, 6.5% 9/15/31	147	157
Series 2502 Class ZC, 6% 9/15/32	17	19
Series 2519 Class ZD, 5.5% 11/15/32	26	27
Series 2546 Class MJ, 5.5% 3/15/23	2	2
Series 2601 Class TB, 5.5% 4/15/23	1	1
Series 2877 Class ZD, 5% 10/15/34	1,812	1,824
Series 2998 Class LY, 5.5% 7/15/25	33	34
Series 3007 Class EW, 5.5% 7/15/25	83	85
Series 3871 Class KB, 5.5% 6/15/41	489	529
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (c)(j)	26	3
Series 2013-4281 Class AI, 4% 12/15/28	123	4
Series 2017-4683 Class LM, 3% 5/15/47	843	831
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.3253% 8/15/47 (c)(j)	1,312	192
Series 2933 Class ZM, 5.75% 2/15/35	408	441
Series 2935 Class ZK, 5.5% 2/15/35	336	360
Series 2947 Class XZ, 6% 3/15/35	165	178
Series 2996 Class ZD, 5.5% 6/15/35	276	295
Series 3237 Class C, 5.5% 11/15/36	398	420
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (c)(j)	124	19
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (c)(j)	183	32
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (c)(j)	263	42
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (c)(j)	86	12
Series 3843 Class PZ, 5% 4/15/41	2,075	2,199
Series 3949 Class MK, 4.5% 10/15/34	70	72
Series 4055 Class BI, 3.5% 5/15/31	136	5
Series 4149 Class IO, 3% 1/15/33	82	7
Series 4314 Class AI, 5% 3/15/34	48	2
Series 4427 Class LI, 3.5% 2/15/34	340	27
Series 4471 Class PA 4% 12/15/40	365	369
target amortization class Series 2156 Class TC, 6.25% 5/15/29	14	15
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (c)(d)	2	2
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	11	11
Series 2056 Class Z, 6% 5/15/28	26	27
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	1,769	1,774
Series 4386 Class AZ, 4.5% 11/15/40	801	822
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	351	351
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (c)(j)	51	8
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.4273% 7/20/37 (c)(d)	361	365
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.4073% 1/20/38 (c)(d)	94	95
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.7873% 8/20/38 (c)(d)	516	526
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.8273% 9/20/38 (c)(d)	397	405
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.4747% 11/16/39 (c)(d)	446	452
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.4047% 12/16/39 (c)(d)	286	290
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (c)(d)(h)	653	651
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (c)(d)(h)	4,056	4,023
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (c)(d)(h)	4,872	4,832
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (c)(d)(h)	4,140	4,106
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (c)(d)(h)	2,081	2,067
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (c)(d)(h)	2,190	2,181
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (c)(d)(h)	2,278	2,269
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (c)(d)(h)	3,195	3,182
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (c)(d)(h)	1,887	1,879
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(d)(h)	3,005	2,993
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(d)(h)	2,209	2,200
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (c)(d)(h)	2,583	2,574
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.9876% 9/20/61 (c)(d)(h)	883	880
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (c)(d)(h)	2,853	2,846
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.3273% 8/20/42 (c)(d)	382	382
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (c)(d)(h)	2,783	2,780
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (c)(d)(h)	1,721	1,719
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (c)(d)(h)	2,448	2,443
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (c)(d)(h)	1,613	1,611
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (c)(d)(h)	20	20
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.9576% 10/20/62 (c)(d)(h)	36	35
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.7976% 3/20/63 (c)(d)(h)	46	45
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (c)(d)(h)	220	219
Class FD, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (c)(d)(h)	496	495
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (c)(d)(h)	248	247
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (c)(d)(h)	1,068	1,066
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (c)(d)(h)	738	735
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.7376% 3/20/65 (c)(d)(h)	3	3
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.7176% 5/20/63 (c)(d)(h)	53	53
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.6376% 4/20/63 (c)(d)(h)	38	38
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (c)(d)(h)	20	20
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (c)(j)	494	478
Series 2010-31 Class BP, 5% 3/20/40	2,113	2,212
Series 2011-136 Class WI, 4.5% 5/20/40	170	12
Series 2011-68 Class EC, 3.5% 4/20/41	235	236
Series 2016-69 Class WA, 3% 2/20/46	411	401
Series 2017-134 Class BA, 2.5% 11/20/46	565	546
Series 2017-153 Class GA, 3% 9/20/47	1,107	1,067
Series 2017-182 Class KA, 3% 10/20/47	864	835
Series 2018-13 Class Q, 3% 4/20/47	1,117	1,092
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	144	148
Series 2010-160 Class DY, 4% 12/20/40	1,015	1,015
Series 2010-170 Class B, 4% 12/20/40	227	227
Series 2011-69 Class GX, 4.5% 5/16/40	2,985	3,017
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	18	18
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	3,930	3,907
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	964	965
Series 2017-139 Class BA, 3% 9/20/47	1,927	1,885
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	4,975	4,943
Series 2004-22 Class M1, 5.5% 4/20/34	550	636
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (c)(j)	30	4
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.3253% 8/17/34 (c)(j)	33	5
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 34.9517% 6/16/37 (c)(j)	6	8
Series 2010-116 Class QB, 4% 9/16/40	78	79
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.0753% 2/16/40 (c)(j)	200	20
Series 2010-169 Class Z, 4.5% 12/20/40	2,554	2,484
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (c)(d)(h)	307	305
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	432	431
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(h)	53	54
Series 2010-H28 Class KA, 3.75% 12/20/60 (h)(i)	0	0
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (c)(j)	94	14
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (c)(j)	110	15
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (c)(j)	34	35
Series 2013-149 Class MA, 2.5% 5/20/40	922	908
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	1	1
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	4	4
Series 2013-H08 Class MA, 3% 3/20/63 (h)	26	25
Series 2014-2 Class BA, 3% 1/20/44	2,059	1,989
Series 2014-21 Class HA, 3% 2/20/44	755	731
Series 2014-25 Class HC, 3% 2/20/44	1,305	1,259
Series 2014-5 Class A, 3% 1/20/44	1,150	1,112
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	9	9
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	267	261
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.17% 5/20/66 (c)(d)(h)	7,332	7,295
Series 2017-186 Class HK, 3% 11/16/45	1,102	1,069
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (c)(d)(h)	8,722	8,659
Series 2090-118 Class XZ, 5% 12/20/39	7,782	8,230
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2354% 5/20/65 (c)(h)	117	118
TOTAL U.S. GOVERNMENT AGENCY		144,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $171,034)		170,189

Commercial Mortgage Securities - 8.5%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.925% 4/15/36 (b)(c)(d)	8,900	8,723
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	5,821	5,680
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (b)(c)(d)	1,099	1,068
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (b)(c)(d)	785	759
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,535
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	781
Class CNM, 3.7186% 11/5/32 (b)(c)	341	317
BANK sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	1,000	992
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,439
Series 2018-BN12 Class ASB, 4.165% 5/15/61	2,000	2,021
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	5,293
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,826
Series 2022-BNK42, Class A5, 4.545% 6/15/55 (c)	8,400	8,675
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 2.2807% 12/25/33 (b)(c)(d)	5	5
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 1.6057% 11/25/35 (b)(c)(d)	20	18
Class M1, 1 month U.S. LIBOR + 0.660% 1.6657% 11/25/35 (b)(c)(d)	10	9
Class M2, 1 month U.S. LIBOR + 0.730% 1.7407% 11/25/35 (b)(c)(d)	14	12
Class M3, 1 month U.S. LIBOR + 0.760% 1.7707% 11/25/35 (b)(c)(d)	12	11
Class M4, 1 month U.S. LIBOR + 0.900% 1.9057% 11/25/35 (b)(c)(d)	15	14
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 1.5907% 1/25/36 (b)(c)(d)	48	45
Class B1, 1 month U.S. LIBOR + 2.100% 3.1057% 1/25/36 (b)(c)(d)	13	39
Class M1, 1 month U.S. LIBOR + 0.670% 1.6807% 1/25/36 (b)(c)(d)	16	14
Class M2, 1 month U.S. LIBOR + 0.700% 1.7107% 1/25/36 (b)(c)(d)	11	10
Class M3, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/36 (b)(c)(d)	16	14
Class M4, 1 month U.S. LIBOR + 0.910% 1.9207% 1/25/36 (b)(c)(d)	16	15
Class M5, 1 month U.S. LIBOR + 0.970% 1.9807% 1/25/36 (b)(c)(d)	16	15
Class M6, 1 month U.S. LIBOR + 1.050% 2.0557% 1/25/36 (b)(c)(d)	17	15
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 1.5457% 4/25/36 (b)(c)(d)	15	14
Class M1, 1 month U.S. LIBOR + 0.570% 1.5757% 4/25/36 (b)(c)(d)	9	8
Class M2, 1 month U.S. LIBOR + 0.600% 1.6057% 4/25/36 (b)(c)(d)	10	9
Class M3, 1 month U.S. LIBOR + 0.630% 1.6357% 4/25/36 (b)(c)(d)	15	14
Class M4, 1 month U.S. LIBOR + 0.780% 1.7857% 4/25/36 (b)(c)(d)	9	8
Class M5, 1 month U.S. LIBOR + 0.840% 1.8457% 4/25/36 (b)(c)(d)	8	7
Class M6, 1 month U.S. LIBOR + 0.960% 1.9657% 4/25/36 (b)(c)(d)	9	8
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 1.4707% 7/25/36 (b)(c)(d)	14	12
Class M2, 1 month U.S. LIBOR + 0.490% 1.5007% 7/25/36 (b)(c)(d)	10	9
Class M3, 1 month U.S. LIBOR + 0.520% 1.5307% 7/25/36 (b)(c)(d)	15	14
Class M4, 1 month U.S. LIBOR + 0.630% 1.6357% 7/25/36 (b)(c)(d)	9	8
Class M5, 1 month U.S. LIBOR + 0.700% 1.7107% 7/25/36 (b)(c)(d)	12	11
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6507% 10/25/36 (b)(c)(d)	9	44
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.4107% 12/25/36 (b)(c)(d)	104	96
Class M1, 1 month U.S. LIBOR + 0.430% 1.4407% 12/25/36 (b)(c)(d)	15	14
Class M2, 1 month U.S. LIBOR + 0.460% 1.4707% 12/25/36 (b)(c)(d)	19	17
Class M3, 1 month U.S. LIBOR + 0.510% 1.5157% 12/25/36 (b)(c)(d)	10	9
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.2757% 3/25/37 (b)(c)(d)	27	25
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.2757% 7/25/37 (b)(c)(d)	80	74
Class A2, 1 month U.S. LIBOR + 0.320% 1.3257% 7/25/37 (b)(c)(d)	75	70
Class M1, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(d)	26	24
Class M2, 1 month U.S. LIBOR + 0.410% 1.4157% 7/25/37 (b)(c)(d)	31	28
Class M3, 1 month U.S. LIBOR + 0.490% 1.4957% 7/25/37 (b)(c)(d)	36	40
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.2957% 7/25/37 (b)(c)(d)	29	26
Class M1, 1 month U.S. LIBOR + 0.310% 1.3157% 7/25/37 (b)(c)(d)	15	14
Class M2, 1 month U.S. LIBOR + 0.340% 1.3457% 7/25/37 (b)(c)(d)	16	15
Class M3, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(d)	26	23
Class M4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/37 (b)(c)(d)	41	37
Class M5, 1 month U.S. LIBOR + 0.600% 1.6057% 7/25/37 (b)(c)(d)	18	21
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	808
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,395
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,778
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,938
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(d)	6,788	6,705
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(d)	18,788	18,291
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (b)(c)(d)	4,991	4,883
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	11,302	10,746
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (b)(c)(d)	1,691	1,597
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (b)(c)(d)	2,263	2,115
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (b)(c)(d)	2,197	2,033
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (b)(c)(d)	7,638	7,117
Series 2022-LP2:
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (b)(c)(d)	4,110	3,961
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (b)(c)(d)	4,110	3,941
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (b)(c)(d)	4,110	3,935
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.9626% 9/15/37 (b)(c)(d)	4,674	4,581
Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (b)(c)(d)	1,160	969
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (b)(c)(d)	2,644	2,559
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (b)(c)(d)	1,748	1,690
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (b)(c)(d)	1,835	1,771
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (b)(c)(d)	5,257	5,175
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (b)(c)(d)	2,859	2,807
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (b)(c)(d)	4,049	3,968
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(d)	5,690	5,533
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (b)(c)(d)	10,117	9,902
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (b)(c)(d)	5,157	5,026
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (b)(c)(d)	1,164	1,122
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (b)(c)(d)	974	933
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	5,741	5,622
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	26,071	25,744
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 1.945% 12/15/37 (b)(c)(d)	5,900	5,797
Class B, 1 month U.S. LIBOR + 1.250% 2.125% 12/15/37 (b)(c)(d)	1,800	1,757
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	2,000	1,971
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	19,353	17,755
Class A2, 1.99% 7/15/60 (b)	12,636	11,095
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,421	12,099
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	7,072	7,061
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	7,503	7,332
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (b)(c)(d)	1,285	1,242
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (b)(c)(d)	1,451	1,397
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(d)	749	712
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(d)	1,493	1,409
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	4,136
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,368
Series 2017-CD4 Class ASB, 3.317% 5/10/50	2,952	2,927
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	20,841
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,021
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	2,000	2,019
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(d)	26,578	26,146
Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (b)(c)(d)	19,405	19,017
Class C, 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (b)(c)(d)	2,018	1,974
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,531	2,357
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	2,880
Class B, 4.5349% 4/15/36 (b)	861	834
Class C, 4.782% 4/15/36 (b)(c)	561	541
Class D, 4.782% 4/15/36 (b)(c)	1,122	1,057
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	15,294
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	15,449	14,762
Class B, 1 month U.S. LIBOR + 1.120% 1.9952% 11/15/38 (b)(c)(d)	3,900	3,724
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	6,269	6,128
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (b)(c)(d)	2,908	2,830
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (b)(c)(d)	2,144	2,085
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(d)	4,325	4,185
Freddie Mac sequential payer:
Series 2022-K141 Class A2, 2.25% 2/25/32	3,000	2,713
Series 2022-K142 Class A2, 2.4% 3/25/32	2,950	2,696
Series 2022-K144 Class A2, 2.45% 4/25/32	7,700	7,052
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	6,605	6,387
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (b)(c)(d)	1,021	966
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(d)	841	791
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	2,000	2,004
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	6,323	6,307
Series 2015-GC34 Class XA, 1.2189% 10/10/48 (c)	18,111	591
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.2865% 4/15/37 (b)(c)(d)	7,000	6,632
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	22,244
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	652
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	2,000	2,010
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,696
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	29,901
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,168
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,804
Class CFX, 4.9498% 7/5/33 (b)	485	480
Class DFX, 5.3503% 7/5/33 (b)	955	940
Class EFX, 5.5422% 7/5/33 (b)	1,020	994
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	14,736	14,441
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (b)(c)(d)	8,835	8,648
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (b)(c)(d)	4,950	4,832
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (b)(c)(d)	4,400	4,285
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	9,783	9,366
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (b)(c)(d)	2,360	2,248
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (b)(c)(d)	1,485	1,403
Class D, 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (b)(c)(d)	2,066	1,938
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(d)	1,805	1,684
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 1.676% 4/15/38 (b)(c)(d)	350	339
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,782	7,581
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,388
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,670
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	1,760
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,142	1,087
Class C, 3.1771% 11/10/36 (b)(c)	1,096	1,028
MSCCG Trust floater Series 2018-SELF:
Class A, 1 month U.S. LIBOR + 0.900% 1.775% 10/15/37 (b)(c)(d)	1,014	998
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/37 (b)(c)(d)	3,420	3,338
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 12/15/35 (b)(c)(d)	22,356	21,895
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (b)(c)(d)	2,833	2,710
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (b)(c)(d)	641	632
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (b)(c)(d)	2,586	2,476
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (b)(c)(d)	1,345	1,289
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.4516% 7/15/36 (b)(c)(d)	4,098	3,893
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	13,222	12,835
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (b)(c)(d)	5,947	5,691
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (b)(c)(d)	3,694	3,508
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (b)(c)(d)	2,427	2,289
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	2,096
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	8,250
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	422
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 2.3067% 1/15/59 (c)(d)	24,237	23,538
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(d)	5,818	5,600
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,262
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,278	2,277
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,000	2,023
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,227
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,012	2,016
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,521
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,696
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,134
Series 2013-C12 Class A/S, 3.56% 3/15/48	1,080	1,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $756,798)		721,864

Municipal Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,554
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,515	1,530
5.1% 6/1/33	13,950	14,220
Series 2010-1, 6.63% 2/1/35	1,285	1,383
Series 2010-3:
6.725% 4/1/35	1,710	1,842
7.35% 7/1/35	875	970
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	8,173
TOTAL MUNICIPAL SECURITIES (Cost $32,373)		31,672

Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Indonesian Republic:
3.85% 10/15/30	10,505	10,349
4.2% 10/15/50	7,915	7,134
4.45% 4/15/70	9,715	8,757
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)	16,680	13,511
Panamanian Republic:
3.298% 1/19/33	18,095	16,096
4.5% 1/19/63	11,915	9,991
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,213)		65,838

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 4.682% 8/9/28 (c)	1,865	1,865
KeyBank NA 6.95% 2/1/28	725	810
Regions Bank 6.45% 6/26/37	2,685	3,089
TOTAL BANK NOTES (Cost $5,111)		5,764

Fixed-Income Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (l) (Cost $142,314)	1,498,658	131,657

Preferred Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Banks - 0.3%
Bank of Nova Scotia:
4.65% (c)(m)	8,146	7,486
4.9% (c)(m)	11,200	10,889
Barclays Bank PLC 7.625% 11/21/22	11,014	11,206
TOTAL PREFERRED SECURITIES (Cost $31,903)		29,581

Money Market Funds - 4.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (n)	320,570,084	320,634
Fidelity Securities Lending Cash Central Fund 0.82% (n)(o)	48,691,848	48,697
TOTAL MONEY MARKET FUNDS (Cost $369,331)		369,331

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $9,628,774)	9,031,123
NET OTHER ASSETS (LIABILITIES) - (6.2)% (p)	(524,862)
NET ASSETS - 100.0%	8,506,261

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/52	(5,850)	(5,321)
2% 6/1/52	(5,850)	(5,321)
2% 6/1/52	(4,100)	(3,729)
2% 6/1/52	(4,100)	(3,729)
2% 6/1/52	(4,100)	(3,729)
2% 6/1/52	(11,400)	(10,370)
2.5% 6/1/52	(3,800)	(3,562)
2.5% 6/1/52	(3,650)	(3,421)
2.5% 6/1/52	(1,825)	(1,711)
2.5% 6/1/52	(3,750)	(3,515)

TOTAL GINNIE MAE		(44,408)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(7,400)	(6,833)
1.5% 6/1/37	(4,900)	(4,524)
1.5% 6/1/52	(5,350)	(4,539)
2% 6/1/37	(14,300)	(13,519)
2% 6/1/37	(8,300)	(7,847)
2% 6/1/37	(2,100)	(1,985)
2% 6/1/37	(1,200)	(1,134)
2% 6/1/52	(3,900)	(3,460)
2% 6/1/52	(3,000)	(2,662)
2% 6/1/52	(2,450)	(2,174)
2% 6/1/52	(3,300)	(2,928)
2.5% 6/1/37	(8,700)	(8,423)
2.5% 6/1/37	(9,800)	(9,488)
2.5% 6/1/52	(20,750)	(19,095)
2.5% 6/1/52	(7,550)	(6,948)
2.5% 6/1/52	(9,700)	(8,926)
2.5% 6/1/52	(3,600)	(3,313)
2.5% 6/1/52	(2,100)	(1,932)
3.5% 6/1/52	(3,700)	(3,627)
3.5% 6/1/52	(1,900)	(1,863)
3.5% 6/1/52	(5,400)	(5,294)
4% 6/1/52	(8,500)	(8,503)
4% 6/1/52	(4,600)	(4,602)
4% 7/1/52	(4,650)	(4,640)
4.5% 6/1/52	(7,850)	(7,988)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(146,247)

TOTAL TBA SALE COMMITMENTS (Proceeds $189,878)		(190,655)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Sep 2022	1,689	0	0
CBOT 5-Year U.S. Treasury Note Contracts (United States)	191	Sep 2022	21,574	(24)	(24)

TOTAL PURCHASED					(24)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	323	Sep 2022	38,583	179	179
CBOT Long Term U.S. Treasury Bond Contracts (United States)	479	Sep 2022	66,791	721	721

TOTAL SOLD					900

TOTAL FUTURES CONTRACTS					876
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	9,500	(40)	0	(40)
TOTAL INTEREST RATE SWAPS							(40)	0	(40)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,773,930,000 or 20.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $279,000.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Includes $2,601,000 of cash collateral to cover margin requirements for futures contracts.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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